RELATED PARTY TRANSACTIONS - Dividends and Income Received (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Dividend income	$ 645	$ 1,246	$ 128
Interest income related parties, others	$ 0	$ 0	$ 463